Revenue from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2019
Revenue from Contracts with Customers [Abstract]
Disaggregation of Revenue
The following table provides disaggregated revenue by reportable segment for the year ended December 31, 2019.

	Industrial Technologies and Services	Precision and Science Technologies	High Pressure Solutions	Total
Primary Geographic Markets
United States	$484.0	$140.7	$373.3	$998.0
Other Americas	132.5	14.4	40.8	187.7
Total Americas	$616.5	$155.1	$414.1	$1,185.7
EMEA	765.7	112.1	13.4	891.2
Asia Pacific	318.7	49.4	6.9	375.0
Total	$1,700.9	$316.6	$434.4	$2,451.9

Product Categories
Original equipment(1)	$1,152.0	$303.4	$69.8	$1,525.2
Aftermarket(2)	548.9	13.2	364.6	926.7
Total	$1,700.9	$316.6	$434.4	$2,451.9

Pattern of Revenue Recognition
Revenue recognized at point in time(3)	$1,561.5	$316.6	$434.4	$2,312.5
Revenue recognized over time(4)	139.4	—	—	139.4
Total	$1,700.9	$316.6	$434.4	$2,451.9

The following table provides disaggregated revenue by reportable segment for the year ended December 31, 2018.

	Industrial Technologies and Services	Precision and Science Technologies	High Pressure Solutions	Total
Primary Geographic Markets
United States	$491.1	$121.5	$573.3	$1,185.9
Other Americas	125.2	2.9	76.1	204.2
Total Americas	$616.3	$124.4	$649.4	$1,390.1
EMEA	809.9	108.6	15.2	933.7
Asia Pacific	313.4	47.2	5.4	366.0
Total	$1,739.6	$280.2	$670.0	$2,689.8

Product Categories
Original equipment(1)	$1,182.0	$270.1	$183.9	$1,636.0
Aftermarket(2)	557.6	10.1	486.1	1,053.8
Total	$1,739.6	$280.2	$670.0	$2,689.8

Pattern of Revenue Recognition
Revenue recognized at point in time(3)	$1,630.3	$280.2	$670.0	$2,580.5
Revenue recognized over time(4)	109.3	—	—	109.3
Total	$1,739.6	$280.2	$670.0	$2,689.8

(1)
Revenues from sales of capital equipment within the Industrials Technologies and Services and High Pressure Solutions Segments and sales of components to original equipment manufacturers in the Precision and Science Technologies Segment.

(2)
Revenues from sales of spare parts, accessories, other components and services in support of maintaining customer owned, installed base of the Company’s original equipment.  Service revenue represents less than 10% of consolidated revenue.

(3)
Revenues from short and long duration product and service contracts recognized at a point in time when control is transferred to the customer generally when product delivery has occurred and services have been rendered.

(4)
Revenues primarily from long duration ETO product contracts and certain contracts for the delivery of a significant volume of substantially similar products recognized over time as contractual performance obligations are completed.

Contract Balances
The following table provides the contract balances as of December 31, 2019 and December 31, 2018 presented in the Consolidated Balance Sheets.

	December 31, 2019	December 31, 2018
Accounts receivable	$459.1	$525.4
Contract assets	29.0	19.6
Contract liabilities	51.7	69.6